Accounting principles (Policies)	6 Months Ended
Jun. 30, 2021
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Basis for preparation
2.1 Basis for preparation
The Interim Consolidated Financial Statements of Cellectis as of, and for the three- and six-month
periods ended, June 30, 2021 were approved by our Board of Directors on August 5, 2021.
The Interim Consolidated Financial Statements are presented in U.S. dollars. See Note 2.2.
The Interim Consolidated Financial Statements as of, and for the three- and six-month
periods ended June 30, 2021 have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”).
The Interim Consolidated Financial Statements as of and for the three- and six-month
periods ended June 30, 2021 have been prepared using the same accounting policies and methods as those applied for the year ended December 31, 2020, except as described below related to the new or amended accounting standards applied.
IFRS include International Financial Reporting Standards (“IFRS”), International Accounting Standards (“the IAS”), as well as the interpretations issued by the Standards Interpretation Committee (“the SIC”), and the International Financial Reporting Interpretations Committee (“IFRIC”).
Application of new or amended accounting standards or new amendments
The following pronouncements and related amendments have been adopted by us from January 1, 2021 but had no significant impact on the Interim Consolidated Financial Statements:

•
Interest Rate Benchmark Reform – Phase 2: Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16. The amendments provide temporary reliefs which address the financial reporting effects when an interbank offered rate (IBOR) is replaced with an alternative nearly risk-free interest rate (RFR).

•	Amendments to IFRS 16 Leases: Covid-19-Related Rent Concessions beyond June 30, 2021 (issued on March 31, 2021 and effective for the accounting periods as of April 1, 2021).
Accounting standards, interpretations and amendments issued but not yet effective
The following pronouncements and related amendments are applicable for accounting periods beginning after January 1, 2022. We do not anticipate that the adoption of these pronouncements and amendments will have a material impact on our results of operations, financial position or cash flows:

•	Amendments to IAS 37 – Onerous Contracts: Cost of Fulfilling a Contract (Effective for the accounting periods as of January 1, 2022)

•	Amendments to IAS 16 – Property, Plant and Equipment: Proceeds before Intended Use (Effective for the accounting periods as of January 1, 2022)

•	Amendments to IFRS 3 – Reference to the Conceptual Framework (Effective for the accounting periods as of January 1, 2022)

•	Amendments to IAS 8 – Definition of Accounting Estimates (issued on 12 February 2021 and Effective for the accounting periods as of January 1, 2023)

•
Amendments to IAS 12 – Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction (issued on 8 May 2021 and Effective for the accounting periods as of January 1, 2023)

Currency of the financial statements
2.2 Currency of the financial statements
The Interim Consolidated Financial Statements are presented in U.S. dollars, which differs from the functional currency of Cellectis, which is the euro. We believe that this presentation enhances the comparability with peers, which primarily present their financial statements in U.S. dollars.
All financial information (unless indicated otherwise) is presented in thousands of U.S. dollars.
The statements of financial position of consolidated entities having a functional currency different from the U.S. dollar are translated into U.S. dollars at the closing exchange rate (spot exchange rate at the statement of financial position date) and the statements of operations, statements of comprehensive income (loss) and statements of cash flows of such consolidated entities are translated at the average period to date exchange rate. The resulting translation adjustments are included in equity under the caption “Accumulated other comprehensive income (loss)” in the Statements of Changes in Shareholders’ Equity.

Consolidated entities and non-controlling interests
2.3 Consolidated entities and
non-controlling
interests
Accounting policy
We control all the legal entities included in the consolidation. An investor controls an investee when the investor is exposed to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Control requires power, exposure to variability of returns and a linkage between the two.
To have power, the investor needs to have existing rights that give it the current ability to direct the relevant activities that significantly affect the investee’s returns.
In order to ascertain control, potential voting rights which are substantial are taken into consideration.
Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary.
All intra-Group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full in the consolidation.
Consolidated entities
For the
six-month
periods ended June 30, 2021 and June 30, 2020, the consolidated group of companies (sometimes referred to as the “Group”) includes Cellectis S.A., Cellectis, Inc., Cellectis Biologics, Inc. and Calyxt.
As of June 30, 2021, Cellectis S.A. owns 100% of Cellectis, Inc., which owns 100% of Cellectis Biologics, Inc., and approximately 64.4% of Calyxt’s outstanding shares of common stock.
Non-controlling
interests
Non-controlling
shareholders held a 35.3% interest in Calyxt as of December 31, 2020 and a 35.6% interest in Calyxt as of June 30, 2021. These non-controlling
interests were generated during the initial public offering of Calyxt and a subsequent follow-on
offering, as well as through vesting and exercises of equity awards.

Reportable segments
3.3 Reportable segments
Accounting policies
Reportable segments are identified as components of the Group that have discrete financial information available for evaluation by the Chief Operating Decision Maker (“CODM”), for purposes of performance assessment and resource allocation.
For the three-month and
six-month
periods ended June 30, 2021, Cellectis’ CODM is composed of:

•	The Chief Executive Officer;

•	The Executive Vice President Strategic Initiatives;

•	The Executive Vice President Global Quality (until March 31, 2021);

•	The Senior Vice President Europe Technical Operations;

•	The Senior Vice President of US Manufacturing;

•	The Chief Scientific Officer;

•	The Chief Financial Officer;

•	The General Counsel;

•	The Chief Business Officer;

•	The Chief Regulatory & Compliance Officer;

•	The Chief Medical Officer; and

•	The Chief Human Resources Officer.
We view our operations and manage our business in two operating and reportable segments that are engaged in the following activities:

•
Therapeutics: This segment is focused on the development (i) gene-edited allogeneic Chimeric Antigen Receptor
T-cells
product candidates (UCART) in the field of immuno-oncology (UCART) and (ii) gene-edited hematopoetic stem cells (HSC) product candidates in other therapeutic indications. These approaches are based on our core proprietary technologies. All these activities are supported by Cellectis S.A., Cellectis, Inc. and Cellectis Biologics, Inc. The operations of Cellectis S.A., the parent company, are presented entirely in the Therapeutics segment which also comprises research and development, management and support functions.

•
Plants: This segment focused on using an advanced plant-based technology platform to develop sustainable products and technologies, while leveraging partners and licensees to manage commercialization and the associated costs and risks. It corresponds to the activity of our U.S.-based majority-owned subsidiary, Calyxt, which is currently based in Roseville, Minnesota.

There are inter-segment transactions between the two reportable segments, including allocation of corporate general and administrative expenses by Cellectis S.A. and allocation of research and development expenses to the reportable segments.
With respect to corporate general and administrative expenses, Cellectis S.A. has provided Calyxt, with general sales and administrative functions, accounting and finance functions, investor relations, intellectual property, legal advice, human resources, communication and information technology under a Management Services Agreement. Effective with the end of the third quarter 2019,

Calyxt has internalized nearly all of the services previously provided by Cellectis under this agreement. Under the Management Services Agreement, Cellectis S.A. charges Calyxt, in euros at cost plus a mark-up
ranging between zero to 10%, depending on the nature of the service. Amounts due to Cellectis S.A. pursuant to inter-segment transactions bear interest at a rate of the
12-month
Euribor plus 5% per annum.
The intersegment revenues represent the transactions between segments. Intra-segment transactions are eliminated within a segment’s results and intersegment transactions are eliminated in consolidation as well as in key performance indicators by reportable segment.
Information related to each reportable segment is set out below. Segment revenues and other income, Research and development expenses, Selling, general and administrative expenses, and Cost of revenue and other operating income and expenses, and Adjusted net income (loss) attributable to shareholders of Cellectis (which does not include non-cash
stock-based compensation expense) are used by the CODM for purposes of making decisions about allocating resources to the segments and assessing their performance. The CODM does not review any asset or liability information by segment or by region.
Adjusted Net Income (Loss) attributable to shareholders of Cellectis S.A. is not a measure calculated in accordance with IFRS. Because Adjusted Net Income (Loss) attributable to shareholders of Cellectis excludes
Non-cash
stock based compensation expense—a
non-cash
expense, our management believes that this financial measure, when considered together with our IFRS financial statements, can enhance an overall understanding of Cellectis’ financial performance. Moreover, our management views the Company’s operations, and manages its business, based, in part, on this financial measure.
The net income (loss) by segment includes the impact of the operations between segments while the intra-segment operations are eliminated.

Right-of-use assets
Accounting policy
Lease contracts recognition
Lease contracts, as defined by IFRS 16 “Leases”, are recorded in the statement of consolidated financial position, which leads to the recognition of:

•	an asset representing a right of use of the asset leased during the lease term of the contract “right-of-use”; and

•	a liability related to the payment obligation “lease debt”.
Measurement of the
right-of
use asset
At the commencement date, the
right-of-use
asset is measured at cost and comprises:

•	the amount of the initial measurement of the lease liability, to which is added, if applicable, any lease payments made at or before the commencement date, less any lease incentives received;

•
where relevant, any initial direct costs incurred by the lessee for the conclusion of the contract. These are incremental costs which would not have been incurred if the contract had not been concluded; and

•	estimated costs for restoration of the leased asset according to the terms of the contract.
Following the initial recognition, the
right-of-use
asset must be depreciated over the useful life of the underlying assets as lease term for the rental component.
Measurement of the lease liability
At the commencement date, the lease liability is recognized for an amount equal to the present value of the lease payments over the lease term.
Amounts involved in the measurement of the lease liability are:

•	fixed payments (including in-substance fixed payments; meaning that even if they are variable in form, they are in-substance unavoidable);

•
variable lease payments that depend on an index or a rate, initially measured using the index or the rate in force at the lease commencement date; amounts expected to be payable by the lessee under residual value guarantees; and

•	payments of penalties for terminating the lease, if the lease term reflects the lessee exercising an option to terminate the lease.
The lease liability is subsequently measured based on a process similar to the amortized cost method using the discount rate:

•	the liability is increased by the accrued interests resulting from the discounting of the lease liability, at the beginning of the lease period; and

•	payments made are deducted.
The interest cost for the period as well as variable payments, not taken into account in the initial measurement of the lease liability and incurred over the relevant period are recognized as costs.
In addition, the lease liability may be remeasured in the following situations:

•	the occurrence of a change in the lease term or a modification related to the assessment of the reasonably certain nature (or not) of the exercise of an option,

•	a remeasurement linked to residual value guarantees, or

•	the occurrence of an adjustment to the rates and indices according to which the rents are calculated when rent adjustments occur.
COVID-19-Related
Rent Concessions
On March 31, 2021, the IASB issued
“COVID-19-Related
Rent Concessions beyond 30 June 2021”, an amendment to IFRS 16. The amendment, which is applicable from April 1, 2021 allows lessees not to account for rent concessions as lease modifications if they are a direct consequence of
COVID-19
and meet certain conditions. The practical expedient has been applied by the Group to all rent concessions that meet the conditions in IFRS 16.46B.
The amount recognised in profit or loss for the reporting period to reflect changes in lease payments that arise from rent concessions to which the Group has applied the practical expedient in IFRS 16.46A is immaterial. There was no rent concession in the six-month
period ended June 30, 2021.
Main contracts applicable
Based on its analysis, the Group has identified lease contracts according to the standard concerning office buildings, laboratories, production facilities and storage facilities.
For purposes of IFRS 16, the lease term reflects the Group’s reasonable expectation of the period during which the underlying asset will be used.
The discount rate used to calculate the lease debt is determined, for each portfolio of assets, according to the incremental borrowing rate at the contract date.
The incremental borrowing rate is the rate of interest that a lessee would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use
asset in a similar economic environment.
The rental charges relating to short term and low value lease remains classified as leases expenses in operating expenses.